As filed with the Securities and Exchange              Registration No. 33-81216
Commission on February 15, 2001                        Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 17 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

              60 days after filing pursuant to paragraph (a)(2) of Rule 485
     --------
        X     on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485
     --------

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

     FORM N-4                                                                LOCATION - PROSPECTUS DATED MAY 1, 2001
     ITEM NO.                         PART A (PROSPECTUS)
         1           Cover Page...........................................   Cover Page

         2           Definitions..........................................   Not Applicable

         3           Synopsis.............................................   Contract Overview; Fee Table

         4           Condensed Financial Information......................   Condensed Financial Information; Appendix IV -
                                                                             Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................   Other Topics - The Company; Variable Annuity
                                                                             Account C; Appendix III - Fund Descriptions

         6           Deductions and Expenses..............................   Fee Table; Fees

         7           General Description of Variable Annuity Contracts....   Contract Overview; Other Topics

         8           Annuity Period.......................................   The Income Phase

         9           Death Benefit........................................   Death Benefit

        10           Purchases and Contract Value.........................   Contract Purchase or Participation; Your Account
                                                                             Value

        11           Redemptions..........................................   Right to Cancel

        12           Taxes................................................   Taxation

        13           Legal Proceedings....................................   Other Topics - Legal Matters and Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................   Contents of the Statement of Additional
                                                                             Information

                                                                                LOCATION - STATEMENT OF
     FORM N-4                         PART B (STATEMENT OF                      ADDITIONAL INFORMATION
     ITEM NO.                       ADDITIONAL INFORMATION)                        DATED MAY 1, 2001
        15           Cover Page...........................................   Cover page

        16           Table of Contents....................................   Table of Contents

        17           General Information and History......................   General Information and History

        18           Services.............................................   General Information and History; Independent
                                                                             Auditors

        19           Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20           Underwriters.........................................   Offering and Purchase of Contracts

        21           Calculation of Performance Data......................   Performance Data; Average Annual Total Return
                                                                             Quotations

        22           Annuity Payments.....................................   Income Phase Payments

        23           Financial Statements.................................   Financial Statements of the Separate Account


                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

TABLE OF CONTENTS ....................................................... PAGE 4
--------------------------------------------------------------------------------

You may participate in this contract if you are an eligible employee participating in the State University of New York (SUNY) defined contribution retirement plan or any predecessor SUNY plan under section 403(b) of the Tax Code.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus at page 13 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2001 Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-677-4636. You may also obtain an SAI for any of the funds by calling that number. The SEC also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to:

[SIDEBAR]

THE FUNDS

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
American Century Income & Growth Fund (Advisor Class)(1)
Calvert Social Balanced Portfolio
DEM-Registered Trademark- Equity Fund (Institutional Shares)(1)
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Asset Manager Portfolio Fidelity Variable Insurance Products Fund II (VIP II)
   Contrafund-Registered Trademark- Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Index 500 Portfolio Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Emerging Markets Fund, Inc.
Lexington Natural Resources Trust(2)
MFS Total Return Series
Oppenheimer Developing Markets Fund (Class A Shares)(1)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.(1)
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio
Wachovia Special Values Fund (Class A Shares)(1)


----------
(1) This fund is available to the general public. See "Additional Risks of Investing in the Funds."

(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

-    Guaranteed Accumulation Account

-    Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
CONTRACT OVERVIEW..............................................................5

Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase
--------------------------------------------------------------------------------

FEE TABLE ....................................................................8

CONDENSED FINANCIAL INFORMATION..............................................12

INVESTMENT OPTIONS...........................................................12

TRANSFERS....................................................................13

CONTRACT PURCHASE OR PARTICIPATION...........................................14

CONTRACT OWNERSHIP AND RIGHTS................................................15

RIGHT TO CANCEL..............................................................15

FEES.........................................................................16

YOUR ACCOUNT VALUE...........................................................17

WITHDRAWALS..................................................................20

SYSTEMATIC DISTRIBUTION OPTIONS..............................................21

DEATH BENEFIT................................................................22

THE INCOME PHASE.............................................................23

TAXATION.....................................................................27

OTHER TOPICS.................................................................31

The Company -- Variable Annuity Account C -- Performance Reporting -- Voting
Rights -- Contract Distribution -- Contract Modification -- Legal Matters and
Proceedings -- Payment Delay or Suspension -- Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........................36

APPENDIX I-- GUARANTEED ACCUMULATION ACCOUNT.................................37

APPENDIX II-- FIXED PLUS ACCOUNT.............................................39

APPENDIX III-- FUND DESCRIPTIONS.............................................41

APPENDIX IV-- CONDENSED FINANCIAL INFORMATION................................44


CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO

You (the participant): The individual participating in a retirement plan, where the plan uses the contracts as funding options.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contracts. The contract holder is the trustee of a multiple employer trust approved by the Company to apply for and own the contracts as authorized by SUNY.

We, Us, Our (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

                      THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN). A plan sponsor has established a retirement plan for you. The contracts are offered as funding options for that plan. We are not a party to the plan, so the terms and the conditions of the contracts and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 403(b), 401(a) and 414(h) plans. For a description, see "Taxation."

                                 CONTRACT RIGHTS

Under each contract, we establish an employee account and an employer account for you. You have a nonforfeitable right to the value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan. You may exercise certain rights under the contract as permitted by the plan. See "Contract Ownership and Rights."

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL. Participants may cancel their purchase no later than 10 days after they receive the document evidencing their participation in the contract. See "Right To Cancel."

DEATH BENEFIT. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may, subject to the limits in the contract and certification from the plan administrator that you are eligible, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. Subject to the terms of the plan, you may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

[SIDEBAR]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your local representative or write or call the Company through:

Aetna Service Center
P.O. Box 12894
Albany, New York 12212-2894
(1-800-677-4636)


SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Aetna Service Center to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g. 403(b) and 401(a) plans) also defer payment of taxes on earnings until they are withdrawn. When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                    CONTRACT PHASES

I. THE ACCUMULATION PHASE. (accumulating retirement benefits under your contract)


STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. The contract holder directs us to set up an employee account and employer account under each contract.

STEP 2: You direct us to invest your account dollars in one or more of the following investment options:

a)   Fixed Interest Options: or

b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.


                              -----------------
                                  Payments to
                                 Your Account
                              -----------------
                                    Step 1  \/
                ---------------------------------------------
                   Aetna Life Insurance and Annuity Company
                ---------------------------------------------
                   a)  \/           Step 2       b)  \/
                ----------    -------------------------------
                Fixed                VARIABLE ANNUITY
                Interest                ACCOUNT C
                Options
                ----------        Variable Investment Options
                              -------------------------------
                                     THE SUBACCOUNTS
                              ---------- --------- ----------
                                  A         B        ETC.
                              ---------- --------- ----------
                                 \/ Step 3 \/
                              ---------- ---------
                              Mutual     Mutual
                              Fund A     Fund B
                              ---------- ---------


II. THE INCOME PHASE. (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options. See "The Income Phase." In general, you may:

- Receive income phase payments over a lifetime or for a specified period;

- Receive income phase payments monthly, quarterly, semi-annually or annually;

- Select an income phase payment option that provides a death benefit to your beneficiary(ies); or

- Select fixed income phase payments or payments that vary based upon the performance of the variable investment options you select.

IN THIS SECTION:

-  Fees Deducted from Investments in the Subaccounts

-  Fees Deducted by the Funds

-  Hypothetical Examples

ALSO SEE THE FEES SECTION FOR:

-  How, When and Why Fees are Deducted

-  Premium and Other Taxes

SEE "THE INCOME PHASE" FOR:

-  Fees During the Income Phase

FEE TABLE
--------------------------------------------------------------------------------
The tables and examples in this section show the fees that may affect your account during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

FEES DEDUCTED FROM THE SUBACCOUNTS
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE........               1.25%
ADMINISTRATIVE EXPENSE CHARGE............       0.00% - 0.25%(1)
                                                -------------
TOTAL SEPARATE ACCOUNT EXPENSES..........       1.25% - 1.50%
                                                =============

(1) We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.


                                                (TO BE UPDATED BY AMENDMENT)

                                                    FUND EXPENSE TABLE

                                                                                     TOTAL FUND                       NET FUND
                                                                                       ANNUAL                          ANNUAL
                                                                                      EXPENSES                        EXPENSES
                                                          INVESTMENT                   WITHOUT                         AFTER
                                                           ADVISORY       OTHER      WAIVERS OR    TOTAL WAIVERS     WAIVERS OR
FUND NAME                                                  FEES(1)       EXPENSES    REDUCTIONS    AND REDUCTIONS    REDUCTIONS
---------                                                  -------       --------    ----------    --------------    ----------
Aetna Ascent VP(2)
Aetna Balanced VP, Inc
Aetna Bond VP
Aetna Crossroads VP(2)
Aetna Growth VP
Aetna Growth and Income VP

Aetna Index Plus Large Cap VP(2)
Aetna Index Plus Mid Cap VP(2)
Aetna Index Plus Small Cap VP(2)
Aetna International VP
Aetna Legacy VP(2)
Aetna Money Market VP
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP(2)
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
American Century Income & Growth Fund (Advisor
    Class)
Calvert Social Balanced Portfolio(3)
DEM-Registered Trademark- Equity Fund (Institutional
    Shares)
Fidelity VIP Equity-Income Portfolio(4)
Fidelity VIP High Income Portfolio(4)
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio(4)
Fidelity VIP II
    Contrafund-Registered Trademark- Portfolio(4)
Fidelity VIP II Index 500 Portfolio(5)
Janus Aspen Aggressive Growth Portfolio(6)
Janus Aspen Balanced Portfolio
Janus Aspen Capital Appreciation Portfolio
     (Service Shares)
Janus Aspen Growth Portfolio(6)
Janus Aspen Worldwide Growth Portfolio(6)
Lexington Emerging Markets Fund, Inc.
Lexington Natural Resources Trust
MFS Total Return Series(7)


                                       9


Oppenheimer Developing Markets Fund (Class A Shares)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.
PPI MFS Capital Opportunities Portfolio(8)
PPI MFS Emerging Equities Portfolio(8)
PPI MFS Research Growth Portfolio(8)
PPI Scudder International Growth Portfolio(8)
PPI T. Rowe Price Growth Equity Portfolio(8)
Wachovia Special Values Fund (Class A Shares)

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.62% for Fidelity VIP II Asset Manager Portfolio; and 0.65% for Fidelity VIP II Contrafund-Registered Trademark-Portfolio.

(5) The investment adviser agreed to reimburse a portion of Fidelity VIP II Index 500 Portfolio's expenses during the period.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(7) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.

(8) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

                          (TO BE UPDATED BY AMENDMENT)

HYPOTHETICAL EXAMPLES
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted a mortality and expense risk charge of 1.25% annually and the maximum administrative expense charge of 0.25% annually (the administrative expense charge is not currently being charged). The total fund expenses are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

--------------------------------------------------

-   These examples are purely hypothetical.

-   They should not be considered a
    representation of past or future expenses
    or expected returns.                               WHETHER OR NOT YOU WITHDRAW OR IF YOU SELECT AN INCOME
                                                        PHASE PAYMENT OPTION AT THE END OF THE PERIODS SHOWN,
-   Actual expenses and/or returns may be                       YOU WOULD PAY THE FOLLOWING FEES:
    more or less than those shown in these
    examples.

--------------------------------------------------


                                                      1 YEAR             3 YEARS            5 YEARS           10 YEARS
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP

Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
American Century Income & Growth Fund
    (Advisor Class)
Calvert Social Balanced Portfolio
DEM-Registered Trademark- Equity Fund (Institutional Shares)
Fidelity VIP Equity-Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund-Registered Trademark- Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Capital Appreciation Portfolio
    (Service Shares)
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Emerging Markets Fund, Inc.
Lexington Natural Resources Trust
MFS Total Return Series

                                       12


Oppenheimer Developing Markets Fund (Class A Shares)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.
PPI MFS Capital Opportunities Portfolio
PPI MFS Emerging Equities Portfolio
PPI MFS Research Growth Portfolio
PPI Scudder International Growth Portfolio
PPI T. Rowe Price Growth Equity Portfolio
Wachovia Special Values Fund (Class A Shares)

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix
  III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from the Aetna Service Center at the address and phone number listed in "Contract Overview-Questions" or by contacting the SEC's website, or the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your Aetna representative can help you evaluate which investment options may be appropriate for your financial goals.
- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
- BE INFORMED. Read this prospectus, the fund prospectuses, the fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts or plans. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time during the accumulation phase.

Each subaccount, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-        Mixed--bought for annuities and life insurance

-        Shared--bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-        American Century Income & Growth Fund (Advisor Class)

-        DEM-Registered Trademark- Equity Fund (Institutional Shares)

-        Oppenheimer Developing Markets Fund (Class A Shares)

-        Pax World Balanced Fund, Inc.

-        Wachovia Special Values Fund (Class A Shares)

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and, subject to state approval, during the income phase, you may transfer among investment options. You may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II. You may not make transfers once you enter the income phase.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Subject to state approval, the contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from Aetna Money Market VP to the Fixed Plus Account, GAA, or one or more subaccounts that you select. Amounts transferred to or from the Fixed Plus Account and subsequently withdrawn from the contract during the accumulation phase may be subject to the Fixed Plus Account transfer and partial surrender restrictions. (See Appendix II). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions." This program is not available to participants in the Account Rebalancing Program.

THE ASSET REBALANCING PROGRAM. Subject to state approval, this program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. There is no additional charge for this service. If elected, account values invested in the subaccounts (excluding the Aetna GET Fund subaccount) will be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Plus Account will not be rebalanced. To elect to participate in the Asset Rebalancing Program, contact the Aetna Service Center. This program is not available to participants in the Dollar Cost Averaging Program.

CONTRACT PURCHASE OR PARTICIPATION
--------------------------------------------------------------------------------
CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group flexible premium deferred variable annuity contracts that the Company offers in connection with retirement plans under Code Section 403(b), 401(a) and 414(h). They are designed to fund the State University of New York (SUNY) defined contribution retirement plan, (the SUNY Plan) and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code.

There are two group deferred variable annuity contracts:

1)    The rollover contracts, for transferred assets from the predecessor
      Section 403(b)
     optional retirement program; and
2) The modal contracts for ongoing contributions and transferred assets made to the SUNY Plan, a plan qualified under sections 401(a) and 414(h) of the Code.

PURCHASING THE CONTRACT. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to the Aetna Service Center. (See "Contract Overview -- Questions.") If your enrollment is accepted, we establish an employee account and an employer account for each participant.
- Under the rollover contract, we will allocate purchase payments attributable to transfers of after-tax employee contributions made to a predecessor 403(b) plan to the employee account, and purchase payments attributable to a transfer of employer contributions made under the same plan to the employer account.
-   Under the modal contract, we will allocate funds attributable to Code section 414(h) contributions to an employee account, and ongoing payments under Code section 401(a) and transferred funds attributable to Code section 401(a) contributions from another investment provider to an employer account.

ACCEPTANCE OR REJECTION OF APPLICATION OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment forms within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying purchase payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. You direct us to allocate initial purchase payments among the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers."

CONTRACT OWNERSHIP AND RIGHTS
--------------------------------------------------------------------------------
WHO OWNS THE CONTRACT? We issue the contract to a trustee of a multiple employer trust that has applied for and owns the contract as authorized by SUNY and the Company.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? You have a nonforfeitable value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? You may select the investment options to be used for allocations to your employee account and employer account. You may elect an income phase payment if the plan administrator certifies that you are eligible for a distribution and that the form of annuity is permitted under the terms of the plan.


RIGHT TO CANCEL
--------------------------------------------------------------------------------
WHEN AND HOW TO CANCEL. You may cancel your purchase within ten days after receiving the document evidencing your interest by returning it to the Aetna Service Center along with a written notice of cancellation.

REFUNDS. We will produce a refund to you not later than seven days after we receive the document evidencing your interest and the written notice of cancellation at the Aetna Service Center. The refund will equal the dollars contributed to your accounts plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options.

TYPES OF FEES
There are two types of fees your account may incur:

-  Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-  Fees Deducted by the Funds
   - Investment Advisory Fees
   - Other Expenses

FEES
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

AMOUNT. 1.25% on an annual basis of your account value invested in the subaccounts.

WHEN/HOW. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. We deduct this fee during the accumulation phase and the income phase.

PURPOSE. The fee compensates us for the mortality and expense risks we assume under the contracts.

- The mortality risk are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25%. We currently do not impose this fee. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

WHEN/HOW. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a state premium tax at any time from the purchase payments(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

- Account dollars directed to the fixed interest options, including interest earnings to date; less

- Deductions, if any, from the fixed interest options (e.g., withdrawals, fees); plus

-   The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation, minus;

- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

- Divided by the total value of the subaccount units at the preceding valuation;

- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for Aetna GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

STEP 1: You make an initial contribution of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).


STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).



                --------------------------------------
                          $5,000 contribution
                --------------------------------------
                              STEP 1 \/
          -------------------------------------------------
              Aetna Life Insurance and Annuity Company
          -------------------------------------------------
                              STEP 2 \/
          -------------------------------------------------
                     Variable Annuity Account C
          ------------------- ----------------- -----------
          Subaccount A        Subaccount B      Etc.
          300 accumulation    80 accumulation
          units               units
          ------------------- ----------------- -----------
                              STEP 3 \/
               ---------------        ---------------
                   Fund A                 Fund B
               ---------------        ---------------

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:

-  Market Value Adjustment (see Appendix I)

-  Tax Penalty (see "Taxation")

-  Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Aetna Service Center at the number listed in "Contract Overview--Questions."

WITHDRAWALS
--------------------------------------------------------------------------------
MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, you may withdraw all or a portion of your account value at any time during the accumulation phase. Your plan administrator must certify that you are eligible, both as to the timing and form of distribution.

STEPS FOR MAKING A WITHDRAWAL. You must:

- Select the withdrawal amount.

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amounts available from the Fixed Plus Account may be limited.

    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix II.

- Select Investment Options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

-   Properly complete a disbursement form and submit it to the Aetna Service
    Center.

    CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at the Aetna Service Center, or (2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Aetna Service Center.

REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. In addition, for the employer account and certain employee accounts, the contract holder must provide written certification that the distribution is in accordance with the terms of the plan. To determine what systematic distribution options are available, check with the Company at the Aetna Service Center.

The systematic distribution options currently available under the contract include the following:

- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

- LEO--LIFE EXPECTANCY OPTION. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. (See "Taxation.")

- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

     Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement, and pay you that amount once a year.

- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from the Company at the Aetna Service Center.


AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Aetna Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other systematic distribution option be elected unless the Tax Code permits it.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDEBAR]

FEATURES OF A SYSTEMATIC
DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

[SIDEBAR]

DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "The Income Phase.")

DEATH BENEFIT
-------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2.   The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at the Aetna Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-    Lump-sum payment;

- Payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options"; or

- If the beneficiary is your spouse, payment in accordance with an available systematic distribution option. See "Systematic Distribution Options."

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-    Leaving your account value invested in the contract; or

- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options."

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-   Payment start date;

- Income phase payment option (see the income phase payment options table in this section);

-   Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

- Choice of fixed, variable or a combination of both fixed and variable payments; and

- Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected, and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. Subject to state approval, you may make up to twelve transfers per calendar year among available investment options. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, for amounts held in the Fixed Plus Account during the accumulation phase, income phase payments may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected, is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview--Questions."


[SIDEBAR]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase

ANNUITY OPTION--Payment Option

ANNUITY PAYMENT--Income Phase Payment

ANNUITIZATION--Initiating Income Phase Payments

MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

- A first income phase payment of at least $20; or

- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the Aetna Service Center.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.


TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.


--------------------------------------------------------------------------------
                     LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------

Life Income

LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.

DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------

Life Income-- Guaranteed Payments

LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as otherwise specified in the contract.

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------

Life Income-- Two Lives

LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.

CONTINUING PAYMENTS:

(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

DEATH BENEFIT--NONE: Payments end after the deaths of both annuitants.
--------------------------------------------------------------------------------

Life Income--
Two Lives--
Guaranteed Payments

LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for a Minimum of 120 months, or as otherwise specified in the contract.

CONTINUING PAYMENTS: 100% of the payment will continue to the surviving annuitant after the first death.

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------

Life Income--
Cash Refund Option--fixed
payment only (subject to
state approval)

LENGTH OF PAYMENTS: For as long as the annuitant lives.

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income payments paid.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Life Income--Two Lives--
Cash Refund Option--fixed
payment only (subject to state
approval)

LENGTH OF PAYMENTS: For as long as either annuitant lives.

CONTINUING PAYMENT: 100% of the payment to continue after the first death.

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income payments paid.
--------------------------------------------------------------------------------

                                                      Table continued ->

--------------------------------------------------------------------------------
                    NONLIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------

Nonlifetime--
Guaranteed
Payments

LENGTH OF PAYMENTS: Payments generally may be fixed or variable and may be made for 3-30 years. However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for 6-30 years. In certain cases a lump-sum payment may be requested at any time (see below).

DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------

LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Aetna Service Center.

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------

TAXATION
--------------------------------------------------------------------------------
INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

- We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.
--------------------------------------------------------------------------------

THE CONTRACT
The contracts are designed to provide retirement benefits to participants under the SUNY Plan. Payments made under Tax Code sections 401(a), 414(h) and 403(b) are permitted under the contracts. SUNY and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. The tax rules vary according to plan type and the terms and conditions of the plan.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from a 401(a) or a 403(b) plan are taxed as received unless:

- The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion of the distribution may be excluded from gross income according to the rules detailed in the Tax Code.

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

[SIDEBAR]

IN THIS SECTION

-  Introduction

-  The Contract

-  Withdrawals and other Distributions
   -  Taxation of Distributions
   -  10% Penalty Tax

-  Withholding for Federal Income Tax Liability

-  Minimum Distribution Requirements

-  Assignment or Transfer of Contracts

-  Exclusion From Gross Income

-  Rules Specific to Certain Plans

-  Restrictions on Distributions

-  Taxation of Gains Prior to Distribution

-  Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

10% PENALTY TAX
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan.

The 10% penalty tax applies to the taxable portion of a distribution unless one or more of the following have occurred:

(a) You have attained age 59 1/2;
(b) You have become totally and permanently disabled;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code; or
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions.

If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-  Start date for distributions;

-  The time period in which all amounts in your account(s) must be distributed;
   or

- Distribution amounts.

THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the following time periods:

-   Over your life or the joint lives of you and your beneficiary; or

- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-   After you begin receiving minimum distributions under the contract; or

-   Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

-   Whether life expectancy was recalculated.

THE RULES ARE COMPLEX AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: If you die September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

-   Over the life of the beneficiary; or

-   Over a period not extending beyond the life expectancy of the beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-   December 31 of the calendar year following the calendar year of your death;
    or

-   December 31 of the calendar year in which you would have attained age
    70 1/2.

ASSIGNMENT OR TRANSFER OF CONTRACTS
Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME
The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contribution as well as any contributions made by your employer on your behalf. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the limits set by the Tax Code.

RULES SPECIFIC TO CERTAIN PLANS
401(a) PLANS.
Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

414(h) PLANS.
Under Tax Code section 414(h), where a governmental employer "picks up" plan contributions otherwise designated as employee contributions, the contributions are treated as employer contributions. The 414(h) contributions are excluded from the employee's taxable income and are not subject to federal income tax withholding.

403(b) PLANS.
In addition to being offered as an investment option under the contract, shares of certain of the Funds

-   American Century Income & Growth Fund (Advisor Class)

-   DEM-Registered Trademark- Equity Fund (Institutional Shares)

-   Oppenheimer Developing Markets Fund (Class A Shares)

-   Pax World Balanced Fund, Inc.

-   Wachovia Special Values Fund (Class A Shares)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

RESTRICTIONS ON DISTRIBUTIONS
The SUNY Plan permitted only employee after-tax and employer contributions to the 403(b) plan. The Tax Code imposes no restrictions on distribution of employee after-tax contributions or employer contributions.

TAXATION OF GAINS PRIOR TO DISTRIBUTION
You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 414(h) and 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" earlier in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

TAXATION OF THE COMPANY
We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
--------------------------------------------------------------------------------
THE COMPANY
Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

        151 Farmington Avenue
        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C
We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING
We may advertise different types of historical performance for the subaccounts including:

-  Standardized average annual total returns; and

-  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, and administrative expense charges, if any.)

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except that we may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account Currently, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.



CONTRACT DISTRIBUTION

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.


COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 4% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.


    THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

TRANSFER OF OWNERSHIP; ASSIGNMENT. No assignment of a contract will be binding on us unless made in writing and sent to us at the Aetna Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee of record.

CONTRACT MODIFICATION
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS
We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.



In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the Exchange is restricted; b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

INTENT TO CONFIRM QUARTERLY
We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

      General

      Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company

You may request an SAI by calling the Aetna Service Center at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus; or

-   Tax Penalties and/or Tax withholding--see "Taxation".

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general, we offer the following guaranteed terms:

-   Short-term--three years or fewer; and

-   Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

-   Transfer dollars to a new guaranteed term;

-   Transfer dollars to other available investment options; or

-   Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                               FIXED PLUS ACCOUNT
--------------------------------------------------------------------------------

The Fixed Plus Account is an investment option available under the contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------

     Additional information about this option may be found in the contract.

--------------------------------------------------------------------------------

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the Aetna Service Center. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.

FULL WITHDRAWAL. If you request a full withdrawal of your account value, your Fixed Plus Account value will be paid, with interest, in five annual payments equal to:

- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, loans, transfers or income phase payments made during the past 12 months;

-   One-fourth of the remaining Fixed Plus Account value 12 months later;

-   One-third of the remaining Fixed Plus Account value 12 months later;

-   One-half of the remaining Fixed Plus Account value 12 months later; and

-   The balance of the Fixed Plus Account value 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-   Your death before income phase payments have begun;

- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments;

- Your account value in the Fixed Plus Account value is $3,500 or less and the amount withdrawn is to be transferred to another investment program under the SUNY Plan provided no withdrawals, transfers or income phase payments have been made from your account within the past 12 months; or

-   When the account value is $4,000 or less and paid to you in a lump sum.

ALTERNATIVE PAYMENT OF FIXED PLUS ACCOUNT VALUES. As an alternative to the payment of Fixed Plus Account values in five annual payments, the contract holder may instead elect an alternative method of payment.

Under the alternative method of payment, within 60 days of the proposed withdrawal date, the contract holder must notify the Company that it intends to surrender the entire contract. Within 30 days after receiving that notice, the Company will tell the contract holder the specific period and interest rate that would apply to a complete surrender of the contract in level, annual payments for a period of up to ten years. Under that payment method, the Company may reduce the interest rate credited to the Fixed Plus Account up to 1.5% from the interest rate being credited upon the date of withdrawal, and the interest rate would remain constant throughout the payment period.

When the contract holder receives the specific information from the Company about the alternative method of payment, the contract holder must irrevocably elect in writing to use either the alternative method of payment, or the payment of Fixed Plus Account values in five annual payments.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% limit is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income phase payment options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

                                  APPENDIX III
                                FUND DESCRIPTIONS
                          [TO BE UPDATED BY AMENDMENT]
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects. (1)

- Aetna Income Shares d/b/a AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. (1)

- Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. (1)

- Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. (1)

- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. (1)

- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance. (1)

- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. (1)

-   AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP

- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS MID CAP VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS SMALL CAP VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk. (1)

-   AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP

-   AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP

-   AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP

- AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. (1)

-   AIM V.I. CAPITAL APPRECIATION FUND

-   AIM V.I. GROWTH FUND

-   AIM V.I. GROWTH AND INCOME FUND

-   AIM V.I. VALUE FUND

-   AMERICAN CENTURY INCOME & GROWTH FUND (ADVISOR CLASS)

- CALVERT SOCIAL BALANCED PORTFOLIO is a NONDIVERSIFIED portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(2)(a)

-   DEM-Registered Trademark- EQUITY FUND (INSTITUTIONAL SHARES)

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500. (3)

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND--HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.
    (3)(a)

-   FIDELITY VARIABLE INSURANCE PRODUCTS FUND--OVERSEAS PORTFOLIO

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND II--ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. (3)(b)

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. (3)(a)

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND II--INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. (3)(c)

- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. (4)

-   JANUS ASPEN SERIES--BALANCED PORTFOLIO

-   JANUS ASPEN SERIES--CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES)

- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers. (4)

- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. (4)

- LEXINGTON EMERGING MARKETS FUND, INC. seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.
    (5)(a)

- LEXINGTON NATURAL RESOURCES TRUST is a NONDIVERSIFIED portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies. (5)(b)

- MFS TOTAL RETURN SERIES seeks primarily to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income. The series is a balanced fund. Under normal market conditions, the series invests (i) at least 40%, but not more than 75%, of its net assets in equity securities; and (ii) at least 25% of its net assets in non-convertible fixed income securities.(6)

-   OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A SHARES)

- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, growth-type companies, cyclical industries, and special situations which are considered to have appreciation possibilities. (7)

- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. (7)

-   PAX WORLD BALANCED FUND, INC.

- PORTFOLIO PARTNERS, INC. (PPI)--MFS CAPITAL OPPORTUNITIES PORTFOLIO (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation. (8)(a)

- PORTFOLIO PARTNERS, INC. (PPI)--MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(8)(a)

- PORTFOLIO PARTNERS, INC. (PPI)--MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(8)(a)

- PORTFOLIO PARTNERS, INC. (PPI)--SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital. (8)(b)

- PORTFOLIO PARTNERS, INC. (PPI)--T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.
    (8)(c)

WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.

(2) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)

(3) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Money Management, Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
    (c) Bankers Trust Company (subadviser)

(4) Investment Adviser: Janus Capital Corporation

(5) Investment Adviser: Lexington Management Corporation
    (a) Stratos Advisors, Inc. (subadviser)
    (b) Market Systems Research Advisors, Inc. (subadviser)

(6) Investment Adviser: Massachusetts Financial Services Company

(7) Investment Adviser: OppenheimerFunds, Inc.

(8) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                   APPENDIX IV
                         CONDENSED FINANCIAL INFORMATION
                          [TO BE UPDATED BY AMENDMENT]
--------------------------------------------------------------------------------

                          FOR MASTER APPLICATIONS ONLY
--------------------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C STATE UNIVERSITY OF NEW YORK SUNY GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2001 AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

______ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.81216-01) DATED MAY 1, 2001.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE




--------------------------------------------------------------------------------
                                      DATE



PRO.81216-01

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

                   Group Variable Annuity Contracts issued to
  The State University of New York (SUNY) Defined Contribution Retirement Plan


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2001 describing contracts issued in connection with the Defined Contribution Plan for the State University of New York.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                              Aetna Service Center
                                  PO Box 12894
                           Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                        Page
General Information and History...........................................2
Variable Annuity Account C................................................2
Offering and Purchase of Contracts........................................3
Performance Data..........................................................3
       General............................................................3
       Average Annual Total Return Quotations.............................4
Income Phase Payments.....................................................7
Sales Material and Advertising............................................8
Independent Auditors......................................................9
Financial Statements of the Separate Account..............................S-1
Financial Statements of Aetna Life Insurance and Annuity Company..........F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2000, the Company and its subsidiary life company had $____ billion invested through their products, including $____ billion in their separate accounts (of which the Company, or its subsidiary Aeltus Investment Management, Inc., oversees the management of $____ billion). The Company is ranked based on assets among the top __% of all life insurance companies rated by A.M. Best Company as of December 31, 1999. The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Aetna Service Center to provide administrative support to the contract holder and participants of the State University of New York Defined Contribution Retirement Plan (SUNY). This office will handle enrollments, billing, transfers, redemptions, and inquiries for all SUNY contract holders and participants. All forms and correspondence should be sent to the address listed on the cover of this Statement of Additional Information.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

The funds currently available under the contract are as follows:


AETNA ASCENT VP
AETNA BALANCED VP, INC.
Aetna Income Shares D/B/A AETNA BOND VP
AETNA CROSSROADS VP
AETNA GROWTH VP
Aetna Variable Fund D/B/A AETNA GROWTH AND INCOME VP
AETNA INDEX PLUS LARGE CAP VP
AETNA INDEX PLUS MID CAP VP
AETNA INDEX PLUS SMALL CAP VP
AETNA INTERNATIONAL VP
AETNA LEGACY VP
Aetna Variable Encore Fund D/B/A AETNA MONEY MARKET VP
AETNA SMALL COMPANY VP
AETNA TECHNOLOGY VP
AETNA VALUE OPPORTUNITY VP
AIM V.I. CAPITAL APPRECIATION FUND
AIM V.I. GROWTH FUND
AIM V.I. GROWTH AND INCOME FUND
AIM V.I. VALUE FUND
AMERICAN CENTURY INCOME & GROWTH FUND (ADVISOR CLASS)(1)
CALVERT SOCIAL BALANCED PORTFOLIO
DEM-Registered Trademark- EQUITY FUND (INSTITUTIONAL SHARES)(1)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
      EQUITY-INCOME PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
      HIGH INCOME PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) OVERSEAS
      PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
       ASSET MANAGER PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
       CONTRAFUND-Registered Trademark- PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
       INDEX 500 PORTFOLIO
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
JANUS ASPEN BALANCED PORTFOLIO
JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES)
JANUS ASPEN GROWTH PORTFOLIO
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
LEXINGTON EMERGING MARKETS FUND, INC.
LEXINGTON NATURAL RESOURCES TRUST(2)
MFS TOTAL RETURN SERIES
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A SHARES)(1)
OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER STRATEGIC BOND FUND/VA
PAX WORLD BALANCED FUND, INC.(1)
PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL
       OPPORTUNITIES PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING
       EQUITIES PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH
       GROWTH PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) SCUDDER
       INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE
       GROWTH EQUITY PORTFOLIO
WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES)(1)


(1)  This fund is available to the general public.

(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," calculated in an identical manner but including additional periods.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, and any applicable administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may differ from actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures are calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 2000 for the subaccounts under the contract issued by the Company. The figures reflect the deduction of the mortality and expense risk charge of 1.25% on an annual basis of amounts invested in the subaccounts. For those subaccounts where results are not available for the full calendar period indicated performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the subaccounts funded by the Portfolio Partners (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.


                          [TO BE UPDATED BY AMENDMENT]
                                                              ------------------------------------------------------------------
                                                                                                                     DATE
                                                                                                                CONTRIBUTIONS
                                                                                    STANDARDIZED                FIRST RECEIVED
                                                                                                                  UNDER THE
                                                                                                               SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE
                             SUBACCOUNT                         1 YEAR      5 YEAR      10 YEAR    INCEPTION*
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
--------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth Fund (Advisor Class)(3)
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)
--------------------------------------------------------------------------------------------------------------------------------
DEM-Registered Trademark- Equity Fund (Institutional Shares)(3)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund-Registered Trademark- Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Service Shares)
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund (Class A Shares)(3)
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA
--------------------------------------------------------------------------------------------------------------------------------
Pax World Balanced Fund, Inc.(3)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(4)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(4)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research Growth(4)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder International
Growth(4)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------------

                                     5


                                                                     ---------------------------------------------------------
                                                                                                                   DATE
                                                                                                              CONTRIBUTIONS
                                                                                  STANDARDIZED                FIRST RECEIVED
                                                                                                                UNDER THE
                                                                                                             SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(4)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund (Class A Shares)(3)
------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) This fund is available to the general public.
(4) The fund first listed was replaced with the applicable Portfolio Partners
    (PPI) Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                          [TO BE UPDATED BY AMENDMENT]
                                                       -----------------------------------------------------------------------
                                                                                                                     FUND
                                                                          NON-STANDARDIZED                        INCEPTION
                                                                                                                     DATE
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                          SUBACCOUNT                     1 YEAR     3 YEARS    5 YEARS    10 YEARS  INCEPTION**
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP
------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth Fund (Advisor Class)(3)
------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------
DEM-Registered Trademark- Equity Fund (Institutional Shares)(3)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP) Overseas
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund-Registered Trademark- Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Service Shares)
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------

                                   6


                                                                --------------------------------------------------------------
                                                                                                                      FUND
                                                                                   NON-STANDARDIZED                INCEPTION
                                                                                                                      DATE
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust
------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund (Class A Shares)(3)
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA
------------------------------------------------------------------------------------------------------------------------------
Pax World Balanced Fund, Inc.(3)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(4)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(4)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
Growth(4)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
Scudder International Growth Class A/PPI Scudder International
Growth(4)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(4)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund (Class A Shares)(3)
------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the fund's inception date.
(1) These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) This fund is available to the general public.
(4) The fund first listed was replaced with the applicable Portfolio Partners
    (PPI) Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the Contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable annuity payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

______________________________, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC.

                [FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT]

FORM NO. SAI.81216-01                                         ALIAC ED. MAY 2001

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:  *

          (1)  Included in Part A:
               Condensed Financial Information

          (2)  Included in Part B:
               Financial Statements of Variable Annuity Account C:
               -    Statement of Assets and Liabilities as of December 31, 2000
               -    Statement of Operations for the year ended December 31, 2000
               - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
               - Condensed Financial Information for the year ended December 31, 2000
               -    Notes to Financial Statements
               -    Independent Auditors' Report
               Financial Statements of the Depositor:
               -    Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998
               -    Consolidated Balance Sheets as of December 31, 2000 and 1999
               -    Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 2000, 1999 and 1998
               -    Consolidated Statements of Cash Flows for the years ended
                    December 31, 2000, 1999 and 1998
               -    Notes to Consolidated Financial Statements

*To be filed by amendment

     (b)  Exhibits
        (1)     Resolution of the Board of Directors of Aetna Life Insurance and
                Annuity Company establishing Variable Annuity Account C(1)
        (2)     Not applicable
        (3.1)   Broker-Dealer Agreement(2)
        (3.2)   Alternative Form of Wholesaling Agreement and Related Selling
                Agreement(3)
        (3.3)   Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                Insurance and Annuity Company and Aetna Investment Services,
                Inc. (AISI) and Letter of Assignment to AISI(4)
        (3.4)   Underwriting Agreement dated November 17, 2000 between Aetna
                Life Insurance and Annuity Company and Aetna Investment
                Services, LLC(4)
        (4.1)   Variable Annuity Contract (G-401-IB(X/M))(5)
        (4.2)   Variable Annuity Contract (G-CDA-IB(XC/SM))(5)

        (4.3) Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)(3)
        (4.4) Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M)(6)

        (4.5) Form of Endorsement (ESUNY401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)

        (5)     Variable Annuity Contract Application (300-MOP-IB)(7)

        (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)

        (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)

        (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)

        (7)     Not applicable

        (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(11)

        (8.2) First Amendment dated November 17, 2000 to Participation Agreement made and entered into in June 1998 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc. and Aetna Life Insurance and Annuity Company(12)

        (8.3) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(11)

        (8.4) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. dated June 30, 1998(4)

        (8.5) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

        (8.6) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(13)

        (8.7) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 9, 1998(14)

        (8.8) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,

                Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(15)

        (8.9) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(15)

        (8.10) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

        (8.11) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(13)

        (8.12) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4, 1998(15)

        (8.13) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(16)

        (8.14) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Coropration, American Century Investment Services, Inc.(15)

        (8.15) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(17)

        (8.16) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(17)

        (8.17) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(18)

        (8.18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

        (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(19)

        (8.20) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(20)

        (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

        (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, November 6, 1997 and May 1, 1998(14)

        (8.23) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(9)

        (8.24) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(19)

        (8.25) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,

                1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(21)

        (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

        (8.27) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, January 20, 1998 and May 1, 1998(14)

        (8.28) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(22)

        (8.29) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(19)

        (8.30) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(13)

        (8.31) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(23)

        (8.32) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company dated December 8, 1997(13)

        (8.33) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(24)

        (8.34) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(25)

        (8.35) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(23)

        (8.36) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(25)

        (8.37) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(25)

        (8.38) Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(14)

        (8.39) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

        (8.40) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation dated April 28, 1994(26)

        (8.41) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

        (8.42) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(11)

        (8.43) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(27)

        (8.44) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Service Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(28)

        (8.45) Sixth Amendment dated November 17, 2000 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999(4)

        (8.46) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(29)

        (8.47) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(14)

        (8.48) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(29)

        (8.49) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company(18)

        (8.50) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced fund, Inc. and Aetna Life Insurance and Annuity Company(18)

        (8.51) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(18)

        (8.52) Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.(18)

        (8.53) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services(18)

        (9)     Opinion and Consent of Counsel*

        (10)    Consent of Independent Auditors*

        (11)    Not applicable

        (12)    Not applicable

        (13)    Schedule for Computation of Performance Data(30)

        (14.1)  Powers of Attorney(31)

        (14.2)  Authorization for Signatures(3)

*    To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

12. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-09515), as filed on February __, 2001.

13. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

15. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

20. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

23. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

24. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

25. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

26. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.

27. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

28. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

29. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

30. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.

31. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

Name and Principal
Business Address                  Positions and Offices With Depositor
------------------                ------------------------------------

Thomas J. McInerney**             Director and President

Wayne R. Huneke***                Director

Michael W. Cunningham**           Chief Financial Officer

Robert C. Salipante****           Director

Phillip R. Lowery***              Director

Mark A. Tullis***                 Director

Deborah Koltenuk**                Vice President and Corporate Controller

Mary Ellen Thibodeau**            Corporate Secretary and Counsel

Therese A. Squillacote**          Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.

  ** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

 *** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this director is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of January 31, 2001, there were 613,257 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.     INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of

CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.      PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America
          (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Maureen M. Gillis*                                  Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Marie Augsberger*                                   Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                                  Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste.
     120, Overland Park, Kansas 66211

     (c)  Compensation from January 1, 2000 to November 30, 2000:

     (1)                         (2)                     (3)                    (4)                   (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption            Brokerage
Underwriter              Commissions                or Annuitization         Commissions         Compensation***
-----------              -----------                ----------------         -----------         -------------
Aetna Life Insurance
and Annuity Company                                        $**                                        $**

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

     Compensation from December 1, 2000 to December 31, 2000:

     (1)                         (2)                     (3)                    (4)                   (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption            Brokerage
Underwriter              Commissions                or Annuitization         Commissions         Compensation***
-----------              -----------                ----------------         -----------         -------------
Aetna Investment
Services LLC                                                                                          $**

**   To be filed by amendment

*** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and its affiliate, Aetna Insurance Company of America during 2000. Of this amount, $______ is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                      and

                      Aetna Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      P.O. Box 12894
                      Albany, New York  12212-2894

ITEM 31.       MANAGEMENT SERVICES

     Not applicable

ITEM 32.       UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of February, 2001.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                (REGISTRANT)

                                      By:    AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                (DEPOSITOR)

                                      By:    Thomas J. McInerney*
                                            ------------------------------------
                                             Thomas J. McInerney
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                                         Date
---------                                -----                                         ----
Thomas J. McInerney*                     Director and President                  )
-------------------------------------    (principal executive officer)           )
Thomas J. McInerney                                                              )
                                                                                 )
Wayne R. Huneke*                         Director                                )   February
-------------------------------------                                            )   15, 2001
Wayne R. Huneke                                                                  )
                                                                                 )
Phillip R. Lowery*                       Director                                )
-------------------------------------                                            )
Phillip R. Lowery                                                                )
                                                                                 )
Robert C. Salipante*                     Director                                )
-------------------------------------                                            )
Robert C. Salipante                                                              )
                                                                                 )
Mark A. Tullis*                          Director                                )
-------------------------------------                                            )
Mark A. Tullis                                                                   )
                                                                                 )
Michael W. Cunningham*                   Chief Financial Officer                 )
-------------------------------------                                            )
Michael W. Cunningham                                                            )



Deborah Koltenuk*                        Corporate Controller                    )
-------------------------------------                                            )
Deborah Koltenuk                                                                 )

By:  /s/ Julie E. Rockmore
     -------------------------------------------------------
         Julie E. Rockmore
         *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------
99-B.4.5                Form of Endorsement (ESUNY401-01) to Contract
                        G-401-IB(X/M) and Certificate GC401-IB(X/M)
                                                                      --------

99-B.9                  Opinion and Consent of Counsel                   *

99-B.10                 Consent of Independent Auditors                  *

*To be filed by amendment